Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Contract revenues	$ 4,169,931	$ 4,135,059
Contract costs	3,384,227	3,275,299
Gross profit	785,704	859,760
Selling expenses
General and administrative expenses	1,427,156	1,220,619
Total operating expenses	1,427,156	1,220,619
Operating loss	(641,452)	(360,859)
Other income (expenses)
Other income	79,948	19,428
Interest expense	(35,377)	(13,312)
Total other income	44,571	6,116
Loss before taxes	(596,881)	(354,743)
Provision for income taxes
Net loss	(596,881)	(354,743)
Other comprehensive (loss) income
Foreign currency translation adjustment	(130)	4,053
Total comprehensive loss	$ (597,011)	$ (350,690)
Loss per share – Basic and diluted	$ (0.05)	$ (0.03)
Basic and diluted weighted average shares outstanding	12,000,000	12,000,000